INVESTMENT IN SILVERBACK	12 Months Ended
May 31, 2019
Investment property [Abstract]
INVESTMENT IN SILVERBACK
5.	INVESTMENT IN SILVERBACK

	May 31	May 31
	2019	2018
Opening balance	$2,412,873	$2,558,528
Income in Silverback for the period/year	92,843	168,778
Distribution	(314,285)	(314,433)
Ending balance	$2,191,431	$2,412,873

The Company, through its wholly-owned subsidiary, holds 15% interest in Silverback Ltd. (“Silverback”), who is a privately held company, whose sole business is the receipt and distribution of the net earnings of the New Luika Gold Mine (“NLGM”) silver stream. Distributions to the shareholders are completed on an annual basis at minimum. Given terms of the shareholders’ agreement governing the policies over operations and distributions to shareholders, the Company’s judgment is that it has significant influence over Silverback, but not control and therefore equity accounting is appropriate.

Summarized financial information for the years ended May 31, 2019 and 2018 of Silverback is as follow:

	Year ended	Year ended
	May 31	May 31
	2019	2018
Current assets	$545,114	$516,810
Non-current assets	4,374,903	5,473,564
Total assets	4,920,017	5,990,373
Total liabilities	(216,535)	(103,242)
Revenue from stream interest	2,092,308	2,509,082
Depletion	(1,365,079)	(1,282,191)
Net income and comprehensive income for the year	$618,953	$1,125,187